SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Details)	12 Months Ended
Dec. 31, 2020
Allowance for Doubtful Accounts
Term after which claims are reserved	24 months
Term after which claims are written-off	36 months